Non-Trade Accounts Receivable and Payable	3 Months Ended
Mar. 31, 2026
Non-trade Accounts Receivable and Payable [Abstract]
Non-trade Accounts Receivable and Payable

Note 5 — Non-trade Accounts Receivable and Payable

Non-trade accounts receivable consisted of the following as of March 31, 2026 and December 31, 2025:

in thousands	March 31, 2026	December 31, 2025
Short-term loan receivable	$9,342	$11,653
Toll processing	821	—
Other receivables	39	—
Non-trade accounts receivable, gross	10,202	$11,653
Less: Provision for credit losses	(9,000)	$(10,160)
Non-trade accounts receivable, net of provision for credit losses	$1,202	$1,493

The change in short-term loan receivable was primarily due to the effective extinguishment of receivables in connection with the Business Combination.

The remaining amount of gross short-term loan receivable primarily relates to a fully reserved, $9.0 million note with a former acquisition target, Critical Mineral Recovery, Inc. (“CMR”). In September 2024, the Company entered into a Transactional Advance Agreement (“CMR Advance Agreement”) with CMR. Under the CMR Advance Agreement, the Company agreed to advance funds to CMR in connection with the contemplated acquisition. As of December 31, 2025, $9.0 million was outstanding under the CMR Advance Agreement. In light of the termination of the contemplated acquisition, effective in July 2025, the Company determined a full allowance for credit losses was necessary for the funds advanced under the CMR Advance Agreement.

Non-trade Accounts Payable

Non-trade accounts payable consisted of the following as of March 31, 2026:

in thousands	March 31, 2026
Dissenting shareholder appraisal right liabilities	$46,230
Toll processing	1,632
Other payables	89
Non-trade accounts payable	$47,951

There were no non-trade accounts payable as of December 31, 2025, prior to the Business Combination.

During the three months ended March 31, 2026, the Company recognized $0.6 million for interest expense for the purchase consideration payable related to the dissenting shareholder appraisal right liabilities, recorded in interest (expense) income, net.